Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 15,060	$ 21,986
Short-term bank deposits	19,087	31,164
Other current assets	1,541	1,697
Total current assets	35,688	54,847
Non-current assets:
Restricted bank deposits	360	362
Long-term prepaid expenses	147	182
Funds in respect of employee rights upon retirement	369	415
Property, plant and equipment, net	6,978	6,847
Operating lease right-of-use assets	1,777	2,008
Total non-current assets	9,631	9,814
Total assets	45,319	64,661
Accounts payable and accruals:
Trade	3,336	4,331
Other	4,525	4,408
Deferred revenue	482	658
Current maturity of operating leases liability	466	529
Total current liabilities	8,809	9,926
Non-current liabilities:
Liability for employee rights upon retirement	527	546
Operating lease liability	1,389	1,823
Other non-current liability	220	188
Total non-current liabilities	2,136	2,557
Total liabilities	10,945	12,483
Ordinary shares subject to possible redemption, as of June 30, 2022 and December 31, 2021, zero and 615,366 shares, respectively, at redemption value (see note 4)		1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; Authorized as of June 30, 2022 and December 31, 2021, 150,000,000 shares; issued and outstanding as of June 30, 2022 and December 31, 2021 69,348,939 and 68,711,584 shares, respectively (excluding -zero- and 615,366 shares subject to possible redemption, as of June 30, 2022 and December 31, 2021, respectively)	173	171
Additional paid in capital	316,136	309,355
Warrants		3,127
Accumulated deficit	(281,935)	(262,073)
Total equity	34,374	50,580
Total liabilities and equity	$ 45,319	$ 64,661